Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Materials and spare parts non-current	$ 26,365,488	$ 19,100,422
Provision for obsolete inventory	(13,749,121)	(13,471,645)
Non-current inventories	12,616,367	5,628,777
Materials and spare parts current	27,760,060	28,625,302
Forest inventories	481,205	43,708
Fuel oil	7,461	9,815
Diesel oil	7,477	9,835
Current inventories	$ 28,256,203	$ 28,688,660